Label	Element	Value
Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (July) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Swan SOS Conservative (July) ETF (PSCJ) (the “Fund”) Supplement dated July 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2021 to June 30, 2022.
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
July 1, 2021	June 30, 2022	5% to 30%	7.15%	6.40%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCJ
Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (July) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Swan SOS Moderate (July) ETF (PSMJ) (the “Fund”) Supplement dated July 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
July 1, 2021	June 30, 2022	15%	7.95%	7.20%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMJ
Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (July) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Swan SOS Flex (July) ETF (PSFJ) (the “Fund”) Supplement dated July 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
July 1, 2021	June 30, 2022	20%	20% to 40%	11.30%	10.55%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFJ